Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 1,269	$ 175	¥ 539